1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 29, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Security Income Fund
(File Nos. 2-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 109 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of: (i) combining the registration statement for each series of the Corporation into one registration statement; (ii) incorporating certain changes to the investment strategies of U.S. Intermediate Bond Fund and High Yield Fund; and (iii) incorporating certain changes to the Corporation’s registration statement.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement before January 28, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

Attachments

17749003.2